SCHEDULE OF CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Total operating expenses	$ (56,114)	¥ (392,407)	¥ (408,691)	¥ (641,194)
Loss before income taxes	(34,266)	(239,621)	(147,143)	(412,938)
Net loss attributable to Cloopen Group Holding Limited	(34,228)	(239,350)	(142,757)	(409,722)
Net loss attributable to ordinary shareholders	$ (34,228)	(239,350)	(142,757)	(409,722)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Total operating expenses		(26,860)	(32,074)	(89,953)
Share of losses from subsidiaries and consolidated VIE and VIE’s subsidiaries		(212,490)	(110,683)	(319,769)
Loss before income taxes		(239,350)	(142,757)	(409,722)
Net loss attributable to Cloopen Group Holding Limited		(239,350)	(142,757)	(409,722)
Net loss attributable to ordinary shareholders		¥ (239,350)	¥ (142,757)	¥ (409,722)